Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consists of the following as of:

	September 30, 2016	December 31, 2015
Patents	$432,985	$432,820
Less accumulated amortization	(234,737)	(217,342)
	198,248	215,478
Patents pending	232,985	209,019
Total intangible assets, net	$431,233	$424,497

Intangible assets, net, consists of the following as of:

	December 31, 2015	December 31, 2014
Patents	$432,820	$393,370
Less accumulated amortization	(217,342)	(200,272)
	215,478	193,098
Patents pending	209,019	226,420
Total intangible assets, net	$424,497	$419,518